Share-based payments (Details 6) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about share based payment expense [Line Items]
Share-based payment expense		₨ 623	₨ 796	₨ 821
Cash Settled Share-based Payment [Member]
Disclosure of detailed information about share based payment expense [Line Items]
Cash settled share-based payment expense	[1]	297	372	414
Equity Shared payment Settled [Member]
Disclosure of detailed information about share based payment expense [Line Items]
Equity settled share-based payment expense	[2]	₨ 326	₨ 424	₨ 407

[1]	Certain of the Company’s employees are eligible to receive share based payment awards that are settled in cash. These awards vest only upon satisfaction of certain service conditions which range from 1 to 4 years. A category of these awards are also linked to the overall performance of the company. These awards entitle the employees to a cash payment on the vesting date. The amount of the cash payment is determined based on the share price of the Company at the time of vesting. As of March 31, 2026 and 2025, there was Rs.396 and Rs.366, respectively, of total unrecognized compensation cost related to unvested awards. This cost is expected to be recognized over a weighted-average period of 1.87 years and 1.57 years , respectively. This scheme does not involve dealing in or subscribing to or purchasing securities of the Company, directly or indirectly.
[2]	As of March 31,2026 and 2025, there was Rs.433 and Rs.430, respectively, of total unrecognized compensation cost related to unvested stock options. This cost is expected to be recognized over a weighted-average period of 1.72 years and 1.68 years, respectively.